Unaudited Interim Condensed Consolidated Statement of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	€ (27,952)	€ (34,962)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange	(1,436)	(463)
Amortization and depreciation	2,494	2,509
Provision	71	(7)
Change in fair value of derivative liabilities	(750)	0
Expenses related to share-based payments	707	384
Gain or loss on disposal	0	(8)
Interest expense (income)	1,182	228
Income tax expense (income)	2	0
Operating cash flow before change in working capital	(25,682)	(32,319)
(Increase) decrease in inventories	0	(28)
(Increase) decrease in trade and other receivables	(10)	35
(Increase) decrease in other current assets	(2,686)	(162)
Increase (decrease) in trade and other payables	(3,639)	3,041
Increase (decrease) in other current liabilities	(594)	184
Change in working capital	(6,929)	3,070
Income tax paid	(2)	0
Net cash flow used in operating activities	(32,613)	(29,249)
Cash flows from investing activities
Acquisition of property, plant and equipment	(146)	(874)
Acquisition of intangible assets	0	(82)
Increase in non-current & current financial assets	(130)	(262)
Disposal of property, plant and equipment	0	86
Decrease in non-current & current financial assets	2	0
Net cash flow used in investing activities	(274)	(1,132)
Cash flows from financing activities
Capital increases, net of transaction costs	29,320	118
Subscription of warrants	0	12
Proceeds from borrowings, net of transaction costs	5,712	2,979
Repayment of borrowings	0	(62)
Allowance received from a lessor	0	194
Repayment of lease liability (IFRS 16)	(830)	(810)
Interests received (paid)	(146)	(175)
Net cash flow from (used in) financing activities	34,056	2,256
Exchange rate effect on cash in foreign currency	708	385
Increase (Decrease) in cash and cash equivalents	1,877	(27,740)
Net cash and cash equivalents at the beginning of the period	44,446	73,173
Net cash and cash equivalents at the closing of the period	€ 46,323	€ 45,433